Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Loans receivable, including fees	$ 27,611	$ 24,002	$ 23,841
Securities: Taxable	2,375	1,918	2,032
Securities: Tax exempt	2,216	1,843	1,888
Other	42	16	7
Total Interest Income	32,244	27,779	27,768
INTEREST EXPENSE
Deposits	2,603	2,421	2,463
Short-term borrowings	130	85	77
Other borrowings	921	752	668
Total Interest Expense	3,654	3,258	3,208
Net Interest Income	28,590	24,521	24,560
Provision for Loan Losses	2,050	4,580	1,680
Net interest Income After Provision for Loan Losses	26,540	19,941	22,880
OTHER INCOME
Service charges and fees	2,951	2,440	2,350
Income from fiduciary activities	449	439	437
Net realized gains on sales of securities	284	626	1,170
Net gain on sale of loans	54	104	132
Earnings and proceeds on bank owned life insurance	888	665	685
Other	553	425	336
Total Other Income	5,179	4,699	5,110
OTHER EXPENSES
Salaries and employee benefits	10,928	8,535	8,616
Occupancy	2,077	1,660	1,676
Furniture and equipment	548	422	441
Data processing and related operations	1,337	943	929
Federal Deposit Insurance Corporation insurance assessment	412	411	420
Advertising	283	240	224
Professional fees	836	730	671
Postage and telephone	566	436	414
Taxes, other than income	731	711	649
Foreclosed real estate	680	911	1,555
Amortization of intangibles	122	105	121
Merger related	1,806
Other	2,798	1,996	2,011
Total Other Expenses	23,124	17,100	17,727
Income before Income Taxes	8,595	7,540	10,263
INCOME TAX EXPENSE	1,884	1,632	2,606
Net income	$ 6,711	$ 5,908	$ 7,657
EARNINGS PER SHARE
BASIC	$ 1.74	$ 1.60	$ 2.10
DILUTED	$ 1.73	$ 1.60	$ 2.10